Segment reporting (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Disclosure Of Operating Segments [Line Items]
Income tax expense	$ 12,048	$ 9,388	$ 36,870	$ 22,838
Gains (losses) on net monetary position	1,403	794	4,272	2,663
Finance income	(14,944)	(10,418)	(30,768)	(33,756)
Finance costs	9,631	4,035	17,986	24,189
Other gains (losses)	970	2,398	3,311	5,300
Impairment loss on financial assets	273	(5)	2,483	1,796
Depreciation and amortization	8,299	6,129	23,950	16,731
Revenues	398,049	282,483	1,133,575	755,700
Latin America
Disclosure Of Operating Segments [Line Items]
Revenues	324,426	234,255	913,542	599,860
Brazil
Disclosure Of Operating Segments [Line Items]
Revenues	90,717	58,912	238,727	140,322
Mexico
Disclosure Of Operating Segments [Line Items]
Revenues	75,427	45,940	205,823	128,311
Argentina
Disclosure Of Operating Segments [Line Items]
Revenues	63,482	41,422	193,612	101,304
Other countries
Disclosure Of Operating Segments [Line Items]
Revenues	94,800	87,981	275,380	229,923
Non-LatAm
Disclosure Of Operating Segments [Line Items]
Revenues	$ 73,623	$ 48,228	$ 220,033	$ 155,840